October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal 2030 Target Term Trust (BTT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 9.2%
Alabama Economic Settlement Authority, RB, Series A, 4.00%, 09/15/33	$5,000	$ 5,004,987
Alabama Public School and College Authority, Refunding RB, Series A, Sustainability Bonds, 5.00%, 11/01/30	11,900	13,276,367
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, 5.00%, 06/01/30	10,000	10,006,244
Baldwin County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/55(a)(b)	5,000	5,146,808
Birmingham-Jefferson Civic Center Authority, ST
Series A, 5.00%, 07/01/31	1,100	1,153,813
Series A, 5.00%, 07/01/32	1,150	1,205,148
Series A, 5.00%, 07/01/33	1,600	1,673,999
Black Belt Energy Gas District, RB
Series A, 5.00%, 05/01/30	4,380	4,501,124
Series A, 5.25%, 01/01/54(a)	10,000	10,770,905
Series A, 5.25%, 05/01/55(a)	2,005	2,200,350
Series A-1, 4.00%, 12/01/49(a)	900	901,875
Series B, 5.25%, 12/01/53(a)	3,500	3,800,044
Series D, 5.00%, 03/01/55(a)	6,245	6,771,735
Series E, 5.00%, 05/01/30	1,675	1,788,963
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.00%, 10/01/30	2,500	2,738,446
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	3,095	3,398,695
Health Care Authority of the City of Huntsville, Refunding RB, Series A, 5.00%, 06/01/53(a)	20,000	21,608,216
Homewood Educational Building Authority, Refunding RB
5.00%, 12/01/33	1,010	1,022,396
5.00%, 12/01/34	1,380	1,394,079
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(a)	1,965	2,167,262
Orange Beach Water Sewer & Fire Protection Authority, RB, 4.00%, 05/15/30	510	537,608
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	1,230	1,316,733
Series A-2, 5.31%, 01/01/53	30,265	31,761,017
Series B-1, 5.00%, 05/01/53	9,375	9,759,633
		143,906,447
Arizona — 1.2%
Arizona Industrial Development Authority, RB(b)
4.00%, 07/01/29	465	460,297
4.50%, 07/01/29	555	555,256
Series A, 4.00%, 07/01/29	2,935	2,914,141
Sustainability Bonds, 4.00%, 07/01/30	410	397,974
Chandler Industrial Development Authority, RB(a)
AMT, 4.10%, 12/01/37	3,570	3,576,670
AMT, 4.00%, 06/01/49	5,000	5,096,789
Maricopa County Industrial Development Authority, Refunding RB
4.00%, 07/01/29(b)	820	824,777
5.00%, 01/01/31	4,280	4,385,949
		18,211,853
Security	Par (000)	Value
California — 13.0%
Alameda Corridor Transportation Authority, Refunding RB, Series A, Sub Lien, (AMBAC), 0.00%, 10/01/30(c)	$10,530	$ 9,032,117
Bay Area Toll Authority, RB, Class A, 4.47%, 04/01/36(a)	3,000	2,982,449
Bay Area Toll Authority, Refunding RB, Series E, 3.63%, 04/01/56(a)	3,250	3,147,332
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 4.84%, 12/01/53	6,750	6,842,919
Sustainability Bonds, 5.50%, 10/01/54	2,465	2,711,433
Series E-2, Sustainability Bonds, 4.56%, 02/01/54	9,780	9,826,222
Series G, Sustainability Bonds, 5.25%, 11/01/54	1,785	1,917,658
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/32	1,600	1,673,459
Series A, 5.00%, 11/15/33	1,855	1,936,980
California Housing Finance Agency, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	3,487	3,466,173
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	5,725	4,580,000
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/33	4,000	4,102,807
California Municipal Finance Authority, RB
Series A, AMT, 4.00%, 07/15/29	3,900	3,941,892
Series B, AMT, 3.85%, 07/01/51(a)	6,625	6,620,318
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 07/01/30	1,200	1,226,461
Series A, 5.00%, 07/01/31	1,050	1,072,990
California Pollution Control Financing Authority, RB, Series A, AMT, 4.25%, 11/01/38(a)	8,350	8,612,577
California School Finance Authority, RB(b)
5.00%, 06/01/30	565	562,610
Series A, 5.00%, 06/01/29	195	196,000
Series A, 4.00%, 06/01/31	240	132,000
Series A, 5.00%, 06/01/32	985	995,695
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/34	1,650	1,696,896
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/30	18,250	19,933,902
Compton Unified School District, GO, CAB(c)
Series B, (BAM), 0.00%, 06/01/33	1,000	769,416
Series B, (BAM), 0.00%, 06/01/34	1,125	829,219
Series B, (BAM), 0.00%, 06/01/35	1,000	703,219
Series B, (BAM), 0.00%, 06/01/36	1,000	667,877
El Camino Community College District Fountation, GO, CAB(c)
Series C, Election 2002, 0.00%, 08/01/30	9,090	8,029,457
Series C, Election 2002, 0.00%, 08/01/31	12,465	10,710,480
Series C, Election 2002, 0.00%, 08/01/32	17,435	14,538,583
Monterey Peninsula Community College District, Refunding GO, CAB(c)
0.00%, 08/01/30	3,500	3,027,253
0.00%, 08/01/31	5,940	4,961,211
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	1,640	1,728,883
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/30	500	511,996
Series A, AMT, 5.00%, 03/01/31	1,500	1,533,938
Series A, AMT, 5.00%, 03/01/32	1,000	1,021,236
Series A, AMT, 5.00%, 03/01/33	975	994,345
Series A, AMT, 5.00%, 03/01/34	1,250	1,273,486

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Norman Y Mineta San Jose International Airport SJC, Refunding RB (continued)
Series A, AMT, 5.00%, 03/01/35	$2,000	$ 2,035,151
Northern California Energy Authority, Refunding RB, 5.00%, 12/01/54(a)	23,035	24,932,911
Poway Unified School District, GO(c)
Series 1-A, Election 2008, 0.00%, 08/01/30	10,000	8,840,274
Series 1-A, Election 2008, 0.00%, 08/01/32	7,500	6,248,275
San Diego County Regional Airport Authority, ARB, Sub-Series B, AMT, 5.00%, 07/01/33	1,000	1,027,556
San Rafael City Elementary School District, GO, Series C, Election 2002, (NPFGC), 0.00%, 08/01/30(c)	6,350	5,577,714
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	750	736,687
Wiseburn School District, GO, Series A, Election 2007, (NPFGC), 0.00%, 08/01/30(c)	7,505	6,613,879
		204,523,936
Colorado — 5.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/30	12,780	13,963,906
Series A, AMT, 5.00%, 12/01/33	25,000	26,224,705
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/30(c)	1,000	835,681
City & County of Denver Colorado, Refunding RB, AMT, 5.00%, 10/01/32	2,500	2,500,015
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(b)	830	800,596
Colorado Health Facilities Authority, RB
5.00%, 11/01/30	1,000	1,092,717
Class A, 5.00%, 11/15/60(a)	9,560	10,452,759
Series B, 2.63%, 05/15/29	1,875	1,787,071
Series D, 3.77%, 05/15/61(a)	7,000	6,961,653
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/37	3,000	3,018,534
E-470 Public Highway Authority, Refunding RB, Series B, 3.61%, 09/01/39(a)	3,160	3,152,995
Park Creek Metropolitan District, Refunding RB
Series A, 5.00%, 12/01/27	1,500	1,502,389
Series A, 5.00%, 12/01/28	1,500	1,502,389
Series A, 5.00%, 12/01/30	1,350	1,352,151
Series A, 5.00%, 12/01/31	1,500	1,502,390
Plaza Metropolitan District No. 1, Refunding TA, 4.20%, 12/01/25(b)	5,280	5,280,727
		81,930,678
Connecticut — 0.4%
Capital Region Development Authority, Refunding RB, (SAP), 5.00%, 06/15/31	1,125	1,189,454
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/30(b)	305	305,136
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series G-1, 5.00%, 07/01/27(b)	225	227,999
Series G-1, 5.00%, 07/01/28(b)	300	306,684
Series G-1, 5.00%, 07/01/29(b)	300	309,313
Series G-1, 5.00%, 07/01/34(b)	355	363,721
Security	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Refunding RB (continued)
Series I-1, 5.00%, 07/01/35	$400	$ 410,868
State of Connecticut, GO, Series A, 5.00%, 04/15/33	3,600	3,795,779
		6,908,954
Delaware — 0.4%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/26	850	853,752
Series A, 5.00%, 07/01/27	890	901,643
Series A, 5.00%, 07/01/28	935	951,372
Delaware State Health Facilities Authority, RB, 4.00%, 06/01/35	1,370	1,359,338
Delaware Transportation Authority, Refunding RB, 5.00%, 09/01/30	2,000	2,218,117
		6,284,222
District of Columbia — 1.6%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series A-2, 3.60%, 03/01/46(a)	5,500	5,537,192
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	18,325	20,015,576
		25,552,768
Florida — 8.6%
Bella Tara Community Development District, SAB, 5.00%, 05/01/30	885	883,746
Capital Projects Finance Authority, RB, Series A-1, 5.00%, 10/01/30	1,000	1,067,075
Capital Trust Agency, Inc., RB(b)
Series A, 4.00%, 06/15/29	1,070	1,049,181
Series A-1, 3.38%, 07/01/31	1,520	1,473,000
Capital Trust Authority, Refunding RB, Series A, (AGM), 5.00%, 12/01/30	12,000	13,182,198
City of Lakeland Florida, Refunding RB, 5.00%, 11/15/30	3,750	3,814,224
City Of South Miami Health Facilities Authority, Inc., RB, 5.00%, 08/15/65(a)	3,000	3,277,868
City Of South Miami Health Facilities Authority, Inc., Refunding RB
5.00%, 08/15/30	3,245	3,363,725
5.00%, 08/15/31	3,130	3,244,121
5.00%, 08/15/34	6,475	6,686,900
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/30	4,285	4,659,882
County of Miami-Dade Florida, Refunding RB
Series B, 4.00%, 04/01/30	12,305	12,354,311
Series B, 4.00%, 04/01/32	6,690	6,715,597
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB(c)
Series B, 0.00%, 06/01/30	2,000	1,732,180
Series B, 0.00%, 06/01/31	1,295	1,083,440
Series B, 0.00%, 06/01/32	2,495	2,012,011
Double Branch Community Development District, Refunding SAB, Series A-1, Senior Lien, 4.13%, 05/01/31	1,200	1,200,213
Florida Development Finance Corp., RB
AMT, 5.00%, 05/01/29(b)	1,500	1,514,916
AMT, 3.00%, 06/01/32	2,665	2,436,702
Florida Development Finance Corp., Refunding RB
4.00%, 06/01/26(b)	110	109,874
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., Refunding RB (continued)
4.00%, 09/15/30(b)	$470	$ 455,515
AMT, 5.00%, 07/01/34	2,500	2,087,500
AMT, (AGM), 5.00%, 07/01/44	4,685	4,664,324
Hillsborough County Aviation Authority, ARB
AMT, 5.00%, 10/01/30	2,325	2,533,943
Class B, AMT, 5.00%, 10/01/30	9,145	9,966,844
Lakewood Ranch Stewardship District, Refunding SAB, 3.20%, 05/01/30(b)	540	525,954
Lakewood Ranch Stewardship District, SAB, 5.40%, 05/01/28	780	796,466
Lakewood Ranch Stewardship District, SAB, S/F Housing, 3.40%, 05/01/30	375	369,990
Lee County Industrial Development Authority, RB, Series B-3, 4.13%, 11/15/29	3,415	3,432,649
LT Ranch Community Development District, SAB, 3.40%, 05/01/30	985	963,461
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/30	1,000	1,001,138
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 11/15/32	18,130	18,360,412
Sarasota National Community Development District, Refunding SAB, 3.50%, 05/01/31	1,000	1,008,835
School Board of Miami-Dade County, Refunding COP, Series A, 5.00%, 05/01/32	9,000	9,077,614
St. Johns County Industrial Development Authority, Refunding RB
4.00%, 12/15/25	180	179,814
4.00%, 12/15/28	200	196,948
4.00%, 12/15/29	215	210,969
4.00%, 12/15/30	195	190,820
4.00%, 12/15/31	205	200,002
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	410	412,805
Village Community Development District No. 15, SAB, 4.25%, 05/01/28(b)	560	566,065
Village Community Development District No. 16, SAB, 05/01/30(d)	1,050	1,050,427
Village Community Development District No. 5, Refunding SAB
3.50%, 05/01/28	2,645	2,629,033
4.00%, 05/01/33	810	809,995
4.00%, 05/01/34	1,825	1,824,245
		135,376,932
Georgia — 7.6%
DeKalb County Housing Authority, RB, M/F Housing, Series A, 4.00%, 12/01/33	6,870	7,008,786
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	1,460	1,467,869
Georgia Ports Authority, ARB, 5.00%, 07/01/30	1,175	1,303,382
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/29	1,250	1,312,245
Series A, 5.00%, 05/15/30	8,000	8,415,494
Series A, 4.00%, 09/01/52(a)	15,000	15,419,097
Series A, 5.00%, 06/01/53(a)	31,375	33,262,073
Series B, 5.00%, 07/01/53(a)	8,910	9,549,129
Series C, 5.00%, 09/01/53(a)	6,290	6,729,118
Series D, 5.00%, 05/01/54(a)	9,325	9,932,978
Security	Par (000)	Value
Georgia (continued)
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	$9,865	$ 10,623,498
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/34	8,000	8,390,793
Municipal Electric Authority of Georgia, Refunding RB
5.00%, 01/01/29	2,000	2,135,695
5.00%, 01/01/30	1,905	2,066,837
Series A-R, Subordinate, 5.00%, 01/01/30	1,250	1,356,192
		118,973,186
Guam — 0.2%
Territory of Guam, Refunding RB
Series F, 5.00%, 01/01/30	1,160	1,237,634
Series F, 5.00%, 01/01/31	1,250	1,351,549
		2,589,183
Idaho — 0.0%
Idaho Housing & Finance Association, RB, Series A, 4.63%, 07/01/29(b)	115	115,292
Illinois — 7.7%
Chicago Board of Education, Refunding GO(d)
Series B, 12/01/30	515	537,265
Series C, 12/01/30	810	845,019
Chicago Housing Authority, RB, M/F Housing
Series A, (HUD SEC 8), 5.00%, 01/01/33	3,000	3,106,856
Series A, (HUD SEC 8), 5.00%, 01/01/35	1,500	1,550,707
Chicago Midway International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.00%, 01/01/30	2,500	2,675,131
Chicago O’Hare International Airport, Refunding RB, Series B, Senior Lien, 5.00%, 01/01/33	6,000	6,146,620
City of Chicago Illinois, Refunding GO, Series B, 4.00%, 01/01/30	1,053	1,060,481
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 11/01/24	425	294,312
Series A, 5.00%, 11/01/26(e)(f)	460	318,550
Series A, 5.00%, 11/01/28(e)(f)	1,745	1,208,412
Series A, 5.00%, 11/01/29(e)(f)	1,840	1,274,200
Series A, 5.00%, 11/01/30(e)(f)	1,935	1,339,987
Series A, 5.00%, 11/15/31	8,415	8,421,806
Series A, 4.00%, 10/01/32	1,000	1,004,280
Series A, 5.00%, 11/15/32	2,075	2,076,648
Series A, 4.00%, 02/01/33	12,850	12,857,660
Series A, 5.00%, 11/15/33	2,125	2,126,617
Series B, 5.00%, 08/15/30	3,205	3,291,018
Series B, 3.92%, 05/01/42(a)	1,750	1,742,302
Series C, 5.00%, 02/15/30	12,000	12,313,822
Illinois State Toll Highway Authority, Refunding RB, Series A, 4.00%, 12/01/31	20,000	20,028,576
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Refunding GO, Series A, 5.00%, 01/01/30	6,350	6,529,003
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	1,200	1,245,160
5.00%, 12/15/30	1,385	1,437,205
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/30	10,000	10,803,803
State of Illinois, GO
Series A, 5.00%, 12/01/28	7,450	7,742,958

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued)
Series B, 5.00%, 09/01/30	$7,500	$ 8,202,520
Upper Illinois River Valley Development Authority, Refunding RB, 4.00%, 01/01/31(b)	255	250,239
		120,431,157
Indiana — 1.2%
Indiana Finance Authority, Refunding RB
Series A, 4.13%, 12/01/26	3,665	3,662,501
Series A, 5.00%, 09/15/29	1,165	1,220,272
Series A, 5.00%, 09/15/30	1,220	1,289,049
Series B, 3.52%, 03/01/39(a)	920	912,670
Series C, 5.00%, 10/01/64(a)	8,335	8,982,402
Northern Indiana Commuter Transportation District, RB
5.00%, 07/01/32	1,000	1,009,632
5.00%, 07/01/33	1,400	1,412,110
		18,488,636
Kansas — 0.1%
City of Manhattan Kansas, Refunding RB, Series A, 4.00%, 06/01/26	315	314,355
City of Shawnee Kansas, RB, 4.00%, 08/01/31(b)	400	382,881
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,371,863
		2,069,099
Kentucky — 1.0%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	6,545	6,726,409
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 0.00%, 07/01/30(c)	1,230	987,477
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series A, 5.00%, 10/01/32	7,300	7,414,490
		15,128,376
Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 08/15/30	4,700	4,859,687
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, Series A, 2.00%, 06/01/30	1,250	1,159,562
Louisiana Public Facilities Authority, RB(b)
Series A, 5.00%, 06/01/29	465	470,058
Series A, 5.00%, 04/01/30	375	376,669
Series A, 5.00%, 06/01/31	500	484,006
Parish of st. James Louisiana, RB(a)
6.10%, 06/01/38(b)	9,875	10,855,254
3.70%, 08/01/41	1,000	1,009,748
		19,214,984
Maine — 0.1%
City of Portland Maine General Airport Revenue, Refunding RB, Sustainability Bonds, 4.00%, 01/01/35	1,000	1,018,083
Maryland — 1.9%
City of Baltimore Maryland, Refunding RB, Convertible, 5.00%, 09/01/31	1,250	1,271,148
County of Prince George’s Maryland, TA, 5.00%, 07/01/30(b)	585	592,370
Security	Par (000)	Value
Maryland (continued)
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/33	$1,765	$ 1,831,629
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.00%, 07/01/30	3,525	3,842,507
5.00%, 07/01/33	1,385	1,423,652
5.00%, 07/01/34	775	799,384
Series A, 5.00%, 01/01/31	2,865	2,899,226
Series A, 5.00%, 01/01/32	3,010	3,045,749
Series A, 5.00%, 01/01/33	3,165	3,201,919
State of Maryland Department of Transportation, ARB, 5.00%, 09/01/29	5,470	5,709,802
State of Maryland, GO, Series 1, 3.00%, 03/15/34	5,000	4,947,301
		29,564,687
Massachusetts — 1.2%
Commonwealth of Massachusetts, GOL, Series I, 5.00%, 12/01/33	5,000	5,122,814
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series B, 5.25%, 07/01/30	1,900	2,062,819
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, CAB, Series A, 0.00%, 07/01/32(c)	4,000	3,228,721
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/33	1,070	1,084,808
Massachusetts Development Finance Agency, Refunding RB
Series A, 5.00%, 01/01/32	2,020	2,076,337
Series A, 5.00%, 01/01/33	1,500	1,539,562
Series A, 5.00%, 01/01/34	2,085	2,135,309
Series A, 5.00%, 01/01/35	2,000	2,043,323
		19,293,693
Michigan — 3.3%
City of Detroit Michigan, GO
5.00%, 04/01/27	580	593,169
5.00%, 04/01/28	665	691,582
5.00%, 04/01/29	665	691,512
5.00%, 04/01/30	510	530,507
5.00%, 04/01/31	735	764,358
5.00%, 04/01/32	625	649,516
5.00%, 04/01/33	830	861,407
Kalamazoo Hospital Finance Authority, Refunding RB, 5.00%, 05/15/28	5,655	5,716,208
Michigan Finance Authority, Refunding RB, 3.97%, 04/15/47(a)	16,595	16,544,905
Michigan Strategic Fund, RB
AMT, 5.00%, 06/30/30	1,325	1,381,894
AMT, 5.00%, 12/31/32	2,000	2,078,296
AMT, Sustainability Bonds, 4.00%, 10/01/61(a)	3,690	3,687,387
Saginaw Valley State University, Refunding RB
Series A, 5.00%, 07/01/31	2,070	2,097,510
Series A, 5.00%, 07/01/32	1,430	1,448,719
Wayne County Airport Authority, Refunding RB, Class G, AMT, 12/01/30(d)	12,500	13,552,740
		51,289,710
Minnesota — 0.5%
City of Spring Lake Park Minnesota, RB, 4.00%, 06/15/29	820	812,385
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota (continued)
Minnesota Housing Finance Agency, RB, S/F Housing
Series L, AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.90%, 01/01/30	$455	$ 473,737
Series L, AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.95%, 07/01/30	480	502,763
Sartell-St Stephen Independent School District No. 748, GO, CAB(c)
Series B, (SD CRED PROG), 0.00%, 02/01/30	3,915	3,347,225
Series B, (SD CRED PROG), 0.00%, 02/01/31	2,190	1,801,494
Series B, (SD CRED PROG), 0.00%, 02/01/32	1,450	1,145,423
		8,083,027
Mississippi — 1.2%
Mississippi Development Bank, Refunding RB
Series A, (AGM), 5.00%, 03/01/30	2,280	2,293,306
Series A, (AGM), 5.00%, 03/01/31	1,595	1,603,762
Series A, (AGM), 5.00%, 03/01/32	2,000	2,010,487
Series A, (AGM), 5.00%, 03/01/33	1,275	1,281,239
State of Mississippi Gaming Tax Revenue, RB, Series E, 5.00%, 10/15/33	12,225	12,238,748
		19,427,542
Missouri — 0.8%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.00%, 11/15/30	5,000	5,054,312
4.00%, 05/15/32	1,680	1,686,894
4.00%, 05/15/33	2,000	2,006,500
Series A, 5.00%, 02/01/30	485	508,986
Series A, 4.00%, 11/15/33	2,010	2,010,453
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	635	612,781
St. Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	270	271,684
		12,151,610
Montana — 0.6%
City of Forsyth Montana, Refunding RB, Series A, 3.90%, 03/01/31(a)	10,050	10,053,346
Nebraska — 0.0%
Elkhorn School District, GO, 4.00%, 12/15/33	375	388,710
Nevada — 0.4%
County of Clark Nevada, Refunding GOL, Series B, 4.00%, 11/01/34	5,000	5,038,264
State of Nevada Department of Business & Industry, RB
Series A, 5.00%, 07/15/27	150	150,064
Series A, 4.50%, 12/15/29(b)	365	365,120
		5,553,448
New Hampshire — 1.5%
National Finance Authority Affordable Housing Certificates, RB, Series 2024-1, Class A, 4.15%, 10/20/40	19,129	19,084,676
New Hampshire Business Finance Authority, RB, Series A, Sustainability Bonds, 5.00%, 06/01/30	400	431,656
New Hampshire Business Finance Authority, Refunding RB
4.00%, 01/01/28	285	286,338
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, Refunding RB (continued)
4.00%, 01/01/29	$300	$ 302,199
Class A, AMT, 4.00%, 10/01/33(a)	3,895	3,899,350
		24,004,219
New Jersey — 13.3%
New Jersey Economic Development Authority, ARB
5.25%, 09/15/29	4,590	4,590,028
Series A, AMT, 5.63%, 11/15/30	1,740	1,740,010
Series B, AMT, 5.63%, 11/15/30	1,315	1,315,008
New Jersey Economic Development Authority, RB
Series A, 4.00%, 07/01/29	235	234,039
Series A, 5.00%, 06/15/32	4,500	4,708,495
Series C, 5.00%, 06/15/32	3,600	3,766,796
AMT, 5.00%, 01/01/28	4,705	4,712,928
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/28	1,000	1,032,745
5.00%, 01/01/29	1,595	1,632,291
(AGM), 5.00%, 06/01/30	1,500	1,547,727
(AGM), 5.00%, 06/01/31	1,750	1,805,456
(AGM), 4.00%, 06/01/32	2,125	2,150,491
Series MMM, 4.00%, 06/15/35	5,000	5,139,757
Sub-Series A, 4.00%, 07/01/32	9,855	9,904,540
Series A, AMT, 2.20%, 10/01/39(a)	4,000	3,760,341
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	5,000	5,029,300
New Jersey Educational Facilities Authority, Refunding RB, Series C, 5.00%, 07/01/32	1,500	1,558,483
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/29	2,900	2,938,988
5.00%, 07/01/30	2,400	2,432,791
Series A, 5.00%, 07/01/30	11,245	11,405,314
New Jersey Higher Education Student Assistance Authority, RB
Series A, AMT, 4.00%, 12/01/32	360	359,962
Series A, AMT, 4.00%, 12/01/33	295	294,948
Series A, AMT, 4.00%, 12/01/34	145	144,964
Series A, AMT, 4.00%, 12/01/35	145	144,952
Series B, AMT, 5.00%, 12/01/30	10,000	10,702,084
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series A, AMT, 5.00%, 12/01/30	1,875	2,006,641
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing
Series B, Sustainability Bonds, 3.05%, 11/01/29	7,000	7,035,875
Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 3.05%, 11/01/29	485	483,136
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series M, Sustainability Bonds, 3.55%, 04/01/30	250	253,069
Series M, Sustainability Bonds, 3.60%, 10/01/30	425	430,384
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	10,165	10,178,950
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/30	2,550	2,582,472
Series A, 0.00%, 12/15/30(c)	2,150	1,851,133
Series BB, 5.00%, 12/15/28(g)	230	247,113
Series BB, 5.00%, 06/15/30	1,270	1,357,647

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series C, (NPFGC), 0.00%, 12/15/30(c)	$35,000	$ 30,134,716
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/30	11,600	11,747,004
Newark Housing Authority, Refunding RB, (NPFGC), 5.25%, 01/01/27	5,000	5,101,172
State of New Jersey, GO, Series A, 4.00%, 06/01/30	24,000	25,445,899
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	16,740	17,563,320
Series A, 5.00%, 06/01/32	8,270	8,630,726
		208,101,695
New Mexico — 0.8%
City of Santa Fe New Mexico, Refunding RB, 5.00%, 05/15/32	1,000	1,000,660
New Mexico Educational Assistance Foundation, RB
Series A-1, AMT, (GTD STD LNS), 3.75%, 09/01/31	100	100,018
Series A-1, AMT, (GTD STD LNS), 3.88%, 04/01/34	20	19,951
Series A-2, AMT, (GTD STD LNS), 3.80%, 11/01/32	100	100,012
Series A-2, AMT, (GTD STD LNS), 3.80%, 09/01/33	100	99,711
New Mexico Municipal Energy Acquisition Authority, Refunding RB, 5.00%, 06/01/54(a)	10,000	10,733,378
		12,053,730
New York — 9.3%
City of New York, GO, Series B-1, 5.00%, 12/01/33	4,000	4,080,817
Genesee County Funding Corp., Refunding RB, Series A, 5.00%, 12/01/30	500	541,176
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, CAB, Series A, 0.00%, 11/15/30(c)	13,000	11,187,557
Metropolitan Transportation Authority, Refunding RB
2nd Sub Series, (AGM), 3.66%, 11/01/32(a)	2,875	2,875,591
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	10,000	10,463,437
New York City Housing Development Corp., RB, M/F Housing, Series C-2, Sustainability Bonds, 3.75%, 05/01/65(a)	12,075	12,253,555
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 5.00%, 08/01/30	4,980	5,167,542
Series H-1, Subordinate, 5.00%, 11/01/30	1,400	1,557,408
New York State Environmental Facilities Corp., RB(a)(b)
AMT, 3.13%, 12/01/44	3,000	2,983,357
AMT, 4.25%, 09/01/50	2,000	2,024,062
AMT, 5.13%, 09/01/50	2,250	2,358,840
New York State Housing Finance Agency, RB, M/F Housing, Series A-2, Sustainability Bonds, 3.45%, 06/15/54(a)	5,580	5,621,828
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/30	2,590	2,680,261
AMT, 5.00%, 01/01/31	7,595	7,839,087
Series A, AMT, 4.00%, 07/01/32	5,500	5,472,796
Series A, AMT, 4.00%, 07/01/33	6,000	5,983,973
New York Transportation Development Corp., RB
AMT, 4.00%, 10/01/30	15,090	15,378,863
AMT, 4.00%, 10/31/34	350	352,798
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	2,775	2,626,173
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., Refunding RB, AMT, 5.00%, 08/01/31	$5,000	$ 5,001,116
Port Authority of New York & New Jersey, Refunding ARB
Series 207, AMT, 4.00%, 03/15/30	10,445	10,653,916
Series 223, AMT, 5.00%, 07/15/30	3,730	4,051,841
Series 246, AMT, 5.00%, 09/01/30	10,000	10,884,769
Port Authority of New York & New Jersey, Refunding RB, Series 227, AMT, 3.00%, 10/01/30	13,990	13,853,575
		145,894,338
North Carolina — 2.3%
City of Raleigh North Carolina Combined Enterprise System Revenue, Refunding RB, Series A, 4.00%, 12/01/35	7,315	7,317,830
North Carolina Medical Care Commission, RB
4.00%, 09/01/33	180	180,923
4.00%, 09/01/34	185	185,084
Series B, 5.00%, 06/01/55(a)	23,900	26,226,034
North Carolina Turnpike Authority, Refunding RB, CAB, Series C, (SAP), 0.00%, 07/01/30(c)	550	449,453
State of North Carolina, RB, Series A, 3.00%, 05/01/29	1,565	1,539,656
		35,898,980
Ohio — 1.3%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/31	460	456,561
Ohio Air Quality Development Authority, Refunding RB
3.25%, 09/01/29	4,450	4,382,784
4.00%, 09/01/30(a)	1,650	1,675,181
AMT, 4.25%, 11/01/40(a)	2,150	2,183,717
Series A, AMT, 4.25%, 11/01/39(a)	1,525	1,549,386
Ohio State University, RB, Class A, Sustainability Bonds, 5.00%, 12/01/30	3,320	3,713,593
State of Ohio, RB
AMT, (AGM), 5.00%, 12/31/29	1,625	1,627,953
AMT, (AGM), 5.00%, 12/31/30	4,585	4,592,858
		20,182,033
Oklahoma — 0.1%
Oklahoma Capitol Improvement Authority, RB, Series B, 5.00%, 07/01/30	2,150	2,385,712
Oregon — 2.1%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	7,468,392
Port of Morrow Oregon, ARB, Series A, 5.15%, 10/01/26(b)	17,000	16,999,558
Port of Morrow Oregon, Refunding ARB, Series A, 4.00%, 06/01/30	1,205	1,222,097
Port of Morrow Oregon, Refunding GOL, Series D, 4.00%, 12/01/30	880	894,086
State of Oregon Housing & Community Services Department, RB, M/F Housing, Class R, 4.00%, 01/10/48(a)	6,000	6,098,926
		32,683,059
Pennsylvania — 16.2%
Allegheny County Higher Education Building Authority, Refunding RB, 3.28%, 02/01/33(a)	5,485	5,460,484
Allegheny County Hospital Development Authority, RB, Series D2, 3.92%, 11/15/47(a)	5,205	5,153,538
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/31	$3,075	$ 3,209,466
Series A, 5.00%, 04/01/34	3,345	3,474,231
Series A, 5.00%, 04/01/35	1,000	1,035,920
Allentown City School District, Refunding GOL, Series B, (BAM SAW), 5.00%, 02/01/31	4,000	4,265,927
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/28	520	533,571
5.00%, 05/01/32	9,310	9,480,728
5.00%, 05/01/33	1,900	1,956,148
Chester County Health and Education Facilities Authority, Refunding RB
5.00%, 06/01/30	550	586,502
Series A, 5.00%, 12/01/30	2,180	2,052,483
Chester County Industrial Development Authority, SAB, 4.38%, 03/01/28(b)	96	95,966
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/30	5,000	5,540,269
City of Philadelphia Pennsylvania, Refunding GO, (AGM), 4.00%, 08/01/32	6,000	6,112,667
Clarion County Industrial Development Authority, Refunding RB, AMT, 2.45%, 12/01/39(a)	4,200	3,863,238
Commonwealth Financing Authority, RB
5.00%, 06/01/32	8,055	8,465,528
5.00%, 06/01/33	3,560	3,733,913
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 08/15/30	7,500	8,321,155
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 4.00%, 01/01/29	1,525	1,547,413
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/29	385	385,218
5.00%, 01/01/30	875	875,514
5.00%, 01/01/32	1,510	1,511,807
Dauphin County General Authority, Refunding RB, Series A, 4.00%, 06/01/31	2,275	2,284,564
East Hempfield Township Industrial Development Authority, Refunding RB
5.00%, 12/01/28	370	370,173
5.00%, 12/01/30	135	135,070
Geisinger Authority, Refunding RB
5.00%, 04/01/43(a)	2,000	2,142,230
Series A-2, 5.00%, 02/15/32	4,000	4,100,465
Series A-2, 5.00%, 02/15/34	1,750	1,788,336
Lancaster County Hospital Authority, Refunding RB, 3.00%, 08/15/30	2,535	2,538,707
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/29	190	199,926
Series A, 5.00%, 05/01/30	195	208,006
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	13,500	13,500,379
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/35	1,735	1,756,732
4.00%, 09/01/36	1,500	1,507,571
Series A, 5.00%, 09/01/31	1,750	1,850,625
Series A, 5.00%, 09/01/32	1,315	1,387,163
Security	Par (000)	Value
Pennsylvania (continued)
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 01/01/30	$2,000	$ 2,000,731
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/34	1,400	1,451,923
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/29	5,000	5,045,881
5.00%, 12/31/30	13,100	13,215,821
5.00%, 12/31/34	16,500	16,613,847
Series A-1, 5.00%, 04/15/30	2,500	2,720,006
Series A-1, 5.00%, 05/15/31	5,715	6,290,095
AMT, 5.00%, 12/31/29	3,750	4,003,641
AMT, 5.00%, 06/30/30	3,500	3,758,545
Class A, AMT, 4.00%, 06/01/41(a)	3,795	3,798,754
Pennsylvania Economic Development Financing Authority, Refunding RB, 5.00%, 03/15/60(a)	3,500	3,801,703
Pennsylvania Higher Education Assistance Agency, RB, Series 1A, AMT, 5.00%, 06/01/30	3,500	3,699,206
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 5.00%, 06/15/30	6,625	6,700,377
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/31	275	276,643
5.00%, 05/01/33	3,320	3,337,522
5.00%, 05/01/35	1,000	1,004,295
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 1.90%, 04/01/30	1,625	1,517,910
Series 137, Sustainability Bonds, 1.95%, 10/01/30	875	814,553
Series 149A, Sustainability Bonds, 5.25%, 04/01/30	200	217,952
Series 149A, Sustainability Bonds, 5.25%, 10/01/30	500	547,944
Pennsylvania Housing Finance Agency, Refunding RB, Series 125A, AMT, 3.40%, 10/01/32	8,890	8,689,429
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/31	3,000	3,106,361
Sub-Series B-1, 5.00%, 06/01/32	4,075	4,215,956
Pennsylvania Turnpike Commission, Refunding RB
2nd Sub Series, 5.00%, 12/01/32	1,000	1,046,692
2nd Sub Series, 5.00%, 12/01/33	1,815	1,893,911
2nd Sub Series, 5.00%, 12/01/34	1,500	1,561,998
2nd Sub Series, 5.00%, 12/01/35	2,005	2,083,734
Philadelphia Authority for Industrial Development, RB, 4.00%, 06/15/29	200	195,913
Philadelphia Gas Works Co., Refunding RB, Series 14-T, 5.00%, 10/01/30	425	432,164
School District of Philadelphia, GOL
Series A, (SAW), 5.00%, 09/01/26	3,250	3,308,925
Series A, (SAW), 5.00%, 09/01/27	2,675	2,775,670
Series A, (SAW), 5.00%, 09/01/28	1,630	1,725,589
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 06/01/30	5,000	5,486,717
Wayne County Hospital & Health Facilities Authority, RB
Series A, (GTD), 5.00%, 07/01/31	105	108,130
Series A, (GTD), 4.00%, 07/01/33	440	443,525
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/27	130	129,478
Series A, 4.00%, 11/15/28	105	104,506

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
West Cornwall Township Municipal Authority, Refunding RB (continued)
Series A, 4.00%, 11/15/29	$140	$ 139,329
Series A, 4.00%, 11/15/31	200	198,998
Westmoreland County Municipal Authority, Refunding RB
(BAM), 5.00%, 08/15/31	5,000	5,196,032
(BAM), 5.00%, 08/15/32	17,945	18,643,613
		253,735,652
Puerto Rico — 3.7%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/27	6,990	7,186,367
Series A-1, Restructured, 5.63%, 07/01/29	1,534	1,637,755
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	14,055	12,425,136
Series A-1, Restructured, 0.00%, 07/01/31	33,523	27,414,841
Series B-1, Restructured, 0.00%, 07/01/31	5,755	4,706,393
Series B-1, Restructured, 0.00%, 07/01/33	6,477	4,904,245
		58,274,737
Rhode Island — 0.9%
Rhode Island Student Loan Authority, RB
Series A, AMT, 5.00%, 12/01/29	1,950	2,061,038
Series A, AMT, 5.00%, 12/01/30	1,300	1,380,078
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/28	2,750	2,762,443
Series A, 5.00%, 06/01/29	4,500	4,520,361
Series A, 5.00%, 06/01/30	4,215	4,234,097
		14,958,017
South Carolina — 1.2%
County of Charleston South Carolina, GO, Series A, (SAW), 4.00%, 11/01/30	4,885	5,000,726
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/35	10,000	10,432,005
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/31	2,800	3,085,598
		18,518,329
Tennessee — 1.6%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/36	2,000	2,025,939
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB
Class A, 5.00%, 07/01/29	10,000	10,706,823
Series A, 5.00%, 07/01/31	1,300	1,316,232
Tennergy Corp., RB, Series A, 4.00%, 12/01/51(a)	6,000	6,126,599
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	5,000	5,393,379
		25,568,972
Texas — 11.7%
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/30	2,000	2,183,859
City of Houston Texas Airport System Revenue, ARB
Series B-1, AMT, 5.00%, 07/15/30	1,900	1,900,012
Series C, AMT, 5.00%, 07/15/28	3,000	3,086,612
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/33	7,000	7,381,097
AMT, 5.00%, 07/01/29	11,490	11,490,070
Series C, AMT, 5.00%, 07/15/27	5,150	5,252,991
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, Refunding RB (continued)
Sub-Series A, AMT, 5.00%, 07/01/30	$1,200	$ 1,300,517
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 1st Lien, Subordinate, 5.00%, 11/15/34	7,315	7,465,666
Clifton Higher Education Finance Corp., Refunding RB, Series A, 3.95%, 12/01/32	1,495	1,495,230
Dallas Fort Worth International Airport, ARB, Series A-2, AMT, 5.00%, 11/01/50(a)	7,500	7,931,783
Dallas Fort Worth International Airport, Refunding RB, 5.00%, 11/01/32	2,500	2,763,305
Harris County Cultural Education Facilities Finance Corp., RB
5.00%, 07/01/38	2,275	2,295,921
Series B, 5.75%, 01/01/28	460	460,688
Series B, 6.38%, 01/01/33	40	40,080
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 06/01/28	735	729,871
Series A, 5.00%, 01/01/33	600	600,500
Series A, 5.00%, 06/01/33	3,000	2,940,106
Love Field Airport Modernization Corp., ARB, AMT, 5.00%, 11/01/26	430	437,660
Lower Colorado River Authority, Refunding RB, Series A, 5.00%, 05/15/30	3,415	3,750,847
Matagorda County Navigation District No. 1, Refunding RB
Series A, (AMBAC), 4.40%, 05/01/30	7,885	8,227,597
Series B, (AMBAC), 4.55%, 05/01/30	12,055	12,592,203
Series B-2, 4.00%, 06/01/30	10,100	10,103,344
AMT, 4.25%, 05/01/30	6,855	7,139,336
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(g)	20,370	15,504,097
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 08/15/29(b)	225	224,929
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/30	2,000	2,213,999
Socorro Independent School District, Refunding GO, Series B, (PSF), 4.00%, 08/15/34	2,275	2,298,894
Spring Branch Independent School District, GO, (PSF), 3.00%, 02/01/33	5,000	5,015,253
Tarrant County Cultural Education Facilities Finance Corp., RB
Class F, 5.00%, 11/15/52(a)	3,585	3,891,260
Series B, 5.00%, 07/01/35	9,435	9,941,374
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/30	8,935	9,575,876
5.00%, 12/15/32	9,080	9,914,379
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series A, 5.50%, 01/01/54(a)	13,000	13,936,121
Texas Municipal Gas Acquisition & Supply Corp. V, RB, 5.00%, 01/01/55(a)	8,100	8,915,386
		183,000,863
Utah — 0.5%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/30	6,475	7,029,098
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah (continued)
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.00%, 06/01/30	$700	$ 767,508
Series B, 2nd Lien, (AGM), 5.00%, 06/01/30	760	830,557
		8,627,163
Vermont — 0.3%
Vermont Economic Development Authority, RB, AMT, 5.00%, 06/01/52(a)(b)	4,000	4,051,644
Virginia — 1.3%
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/30(b)	1,000	998,947
Roanoke Economic Development Authority, RB, 5.00%, 07/01/30	4,665	5,125,535
Roanoke Economic Development Authority, Refunding RB, 5.00%, 07/01/53(a)	7,960	8,580,076
Virginia Commonwealth Transportation Board, RB, 5.00%, 09/15/30	5,000	5,090,557
		19,795,115
Washington — 3.2%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 3.45%, 01/01/40(a)	4,050	4,011,524
Port of Seattle Washington, ARB
Series C, AMT, Intermediate Lien, 5.00%, 05/01/33	6,695	6,846,679
Series C, AMT, Intermediate Lien, 5.00%, 05/01/34	6,000	6,125,384
Port of Seattle Washington, Refunding ARB
Series C, AMT, 5.00%, 08/01/30	1,000	1,092,086
Series B, AMT, Intermediate Lien, 5.00%, 07/01/30	3,000	3,271,723
Washington Health Care Facilities Authority, RB, Class B, 5.00%, 10/01/30	10,000	10,946,006
Washington Health Care Facilities Authority, Refunding RB
Series A, 5.00%, 09/01/30	1,600	1,743,666
Series B, 5.00%, 08/15/35	9,485	9,732,636
Washington State Convention Center Public Facilities District, RB, Sustainability Bonds, 4.00%, 07/01/31	4,240	4,367,670
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/26	285	287,526
Series A, 5.00%, 07/01/27	350	358,213
Series A, 5.00%, 07/01/28	550	570,780
Series A, 5.00%, 07/01/29	775	815,208
Series A, 5.00%, 07/01/30	815	867,697
		51,036,798
West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB
Series A, 5.00%, 06/01/31	1,950	2,013,476
Series A, 5.00%, 06/01/33	1,100	1,131,643
		3,145,119
Wisconsin — 2.7%
Public Finance Authority, RB(b)
4.00%, 06/15/30	1,500	1,416,565
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB(b) (continued)
5.00%, 07/15/30	$2,173	$ 2,177,641
5.00%, 01/01/31	650	655,951
Series A, 4.00%, 07/15/29	395	393,215
Series A, 4.00%, 03/01/30	970	949,910
Series A, 3.75%, 06/01/30	335	317,469
Series A, 5.00%, 06/15/31	695	701,640
Public Finance Authority, Refunding RB
5.00%, 11/15/30	240	258,329
Class A, 3.00%, 12/01/26(b)	125	121,934
Class C, 4.00%, 10/01/30(a)(g)	2,770	2,957,307
Class C, 4.00%, 10/01/41(a)	4,230	4,358,708
AMT, 2.63%, 11/01/25	3,000	3,000,000
Class B, AMT, 4.00%, 10/01/46(a)	1,750	1,792,155
Series B, AMT, 5.25%, 07/01/28	755	755,615
Waunakee Community School District, RB, 3.63%, 04/01/30	11,820	11,995,957
Wisconsin Health & Educational Facilities Authority, RB, Series B-2, 4.20%, 08/15/28	1,085	1,080,404
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/35	2,500	2,621,906
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series D, (FNMA), 3.00%, 09/01/32	7,265	7,208,823
		42,763,529
Total Municipal Bonds — 142.8% (Cost: $2,231,727,659)		2,241,209,263
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Colorado(i) — 0.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, 4.25%, 11/15/31	8,085	8,089,063
Series A, 4.25%, 11/15/32	2,230	2,231,252
		10,320,315
Florida(i) — 6.0%
County of Broward Florida Airport System Revenue, ARB
Series Q-1, 4.00%, 10/01/29	17,200	17,208,210
Series Q-1, 4.00%, 10/01/30	18,095	18,103,664
Series Q-1, 4.00%, 10/01/31	18,820	18,829,004
Series Q-1, 4.00%, 10/01/32	19,575	19,584,358
Series Q-1, 4.00%, 10/01/33	20,355	20,364,740
		94,089,976

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia — 1.3%
Main Street Natural Gas, Inc., RB, Series C, 5.00%, 09/01/53(a)	$18,465	$ 19,754,079
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.9% (Cost: $123,617,815)		124,164,370
Total Long-Term Investments — 150.7% (Cost: $2,355,345,474)		2,365,373,633

	Shares
Short-Term Securities
	Money Market Funds — 1.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(j)(k)	27,755,194	27,757,970
	Total Short-Term Securities — 1.7% (Cost: $27,757,970)	27,757,970
	Total Investments — 152.4% (Cost: $2,383,103,444)	2,393,131,603
	Other Assets Less Liabilities — 0.6%	9,500,400
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.3)%	(83,530,691)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.7)%	(749,287,101)
	Net Assets Applicable to Common Shares — 100.0%	$ 1,569,814,211

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2029 to November 15, 2032, is
$71,728,412.

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 19,711,831	$ 8,046,139 (a)	$ —	$ —	$ —	$ 27,757,970	27,755,194	$ 86,814	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)

Fair Value Hierarchy as of Period End (continued)
pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 2,241,209,263	$ —	$ 2,241,209,263
Municipal Bonds Transferred to Tender Option Bond Trusts	—	124,164,370	—	124,164,370
Short-Term Securities
Money Market Funds	27,757,970	—	—	27,757,970
	$27,757,970	$2,365,373,633	$—	$2,393,131,603
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(83,414,981)	$—	$(83,414,981)
VRDP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)
	$—	$(833,414,981)	$—	$(833,414,981)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation